BBH TRUST

SUPPLEMENT DATED DECEMBER 30, 2022

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED MARCH 1, 2022

The following information supplements, and to the extent inconsistent therewith, supersedes, certain information in the Statement of Additional Information. Defined terms not otherwise defined in this supplement have the same meaning as set forth in the Statement of Additional Information.

I.	Effective January 1, 2023, the “Trustee Table” under the section captioned “Management” on page 45 of the Statement of Additional Information is deleted in their entirety and replaced with the following:

Name and Birth Year Independent Trustees	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Number of Principal Occupation(s) During Past 5 Years	Portfolios in Fund Complex Overseen by Trustee^	Other Public Company or Investment Company Directorships held by Trustee During Past 5 Years

H. Whitney Wagner Birth Year: 1956	Chairman of the Board and Trustee	Chairman Since 2014; Trustee Since 2007 and 2006-2007 with the Predecessor Trust	President, Clear Brook Advisors, a registered investment adviser.	8	None.

Andrew S. Frazier Birth Year: 1948	Trustee	Since 2010	Retired.	8	None.

Mark M. Collins Birth Year: 1956	Trustee	Since 2011	Partner of Brown Investment Advisory Incorporated, a registered investment adviser.	8	Chairman of Dillon Trust Company.

John M. Tesoro Birth Year: 1952	Trustee	Since 2014	Retired.	8	Trustee, Bridge Builder Trust (11 Funds) and Edward Jones Money Market Fund; Director, Teton Advisors, Inc. (a registered investment adviser) (2014-2021).

Joan A. Binstock Birth Year: 1954	Trustee	Since 2019	Partner, Chief Financial and Operations Officer, Lord Abbett & Co. LLC (1999-2018); Lovell Minnick Partners, Advisers Counsel (2018- Present).	8	Independent Director, Morgan Stanley Direct Lending Fund; KKR Real Estate Interval Fund.

Karen Kochevar Birth Year: 1962	Trustee	Since 2023	Retired.	8	None.

Interested Trustees

Susan C. Livingston+ 50 Post Office Square Boston, MA 02110 Birth Year: 1957	Trustee	Since 2011	Partner (since 1998) and Senior Client Advocate (since 2010) for BBH&Co.	8	None.

John A. Gehret+ Birth Year: 1959	Trustee	Since 2011	Limited Partner of BBH&Co. (2012- present).	8	None.

+	Ms. Livingston and Mr. Gehret are “interested persons” of the Trust as defined in the 1940 Act because of their positions as Partner and Limited Partner of BBH&Co., respectively.

^	The Fund Complex consists of the Trust, which has eight series, and each is counted as one “Portfolio” for purposes of this table.

II.	Effective January 1, 2023, the following is inserted at the end of the “Individual Trustee Qualifications” section on page 49 of the Statement of Additional Information:

The Board has concluded that Ms. Kochevar should serve as a Trustee of the Funds because of the business and financial experience she gained as Chief Financial Officer of a high-growth operating company and as a financial services executive.

III.	Effective January 1, 2023, the following is inserted at the end of the “Trustee Equity Ownership as of December 31, 2021” table on page 50-52 of the Statement of Additional Information:

Name of Trustee	Fund	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in BBH Trust

Karen Kochevar	BBH Select Series – Large Cap Fund	None	None
	BBH Select Series – Mid Cap Fund	None
	BBH Partner Fund – International Equity	None
	BBH Partner Fund – Small Cap Equity	None
	BBH Limited Duration Fund	None
	BBH Intermediate Municipal Bond Fund	None
	BBH Income Fund	None
	BBH U.S. Government Money Market Fund	None

IV.	Effective January 1, 2023, the following is inserted at the end of the “Trustee Compensation” table on page 53 of the Statement of Additional Information:

Name of Independent Trustee	Aggregate Compensation from each Fund+	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from Fund Complex paid to Trustee

Karen Kochevar	None	None	None	None
+ The Fund Complex consists of the Trust, which currently consists of eight series.

V.	Effective January 1, 2023, Michael Keller will no longer serve as a portfolio manager of the BBH Select Series – Large Cap Fund. As such, all references to Mr. Keller in the Prospectus are hereby deleted. As of January 1, 2023, Nicholas Haffenreffer will serve as the sole portfolio manager of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.